Reversal of Impairment and Goodwill - Reversals of Impairment (Details) $ in Thousands, Ounce in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Ounce	Dec. 31, 2016 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Period of analyst consensus prices used for economic impairment modeling	4 years
Reversals of impairment	$ 61,554	$ 0
Reversal of impairment, net of tax	53,400
Morococha mine [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversals of impairment	60,237	0
Reversal of impairment, net of tax	$ 52,100
Increase in silver mineral reserve | Ounce	2.8
Calcatreu project [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversals of impairment	$ 1,317	$ 0